Consolidated Statement of Comprehensive Income - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Sales revenue	€ 16,116	€ 13,904
Cost of sales	(1,491)	(2,483)
Gross profit from sales	14,625	11,421
Operating expenses
Research and development costs	(2,389)	(2,322)
General administrative costs	(4,412)	(7,768)
Sales costs	(12,151)	(14,195)
Loss from operations	(4,327)	(12,864)
Interest expenses	(439)	(1,057)
Effective interest expenses	(807)	(497)
Interest income	531	209
Other expenses	(301)	(188)
Other income	110	6,101
Other income from the PPA (Badwill)		17,323
Loss before income tax	(5,233)	9,027
Income tax	(338)	(26)
Loss for the period	(5,571)	9,001
Expenses and income not included in profit/loss
Items which may in future be regrouped into the profit and loss statement under certain conditions. Translation differences resulting from the conversion of foreign business operations.=	165	(444)
Other income total	165	(444)
Total loss for the period	€ (5,406)	€ 8,557
Basic earnings per share in EUR	€ (0.12)	€ 0.20
Diluted earnings per share in EUR	€ (0.12)	€ 0.20